SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

For the years ended December 31, 2023, 2024 and 2025, the Group incurred net losses of RMB353,433, RMB20,776 and RMB22,515, respectively. For the year ended December 31, 2023, the Group generated negative cash flows from operating activities amounting to RMB447,244. In contrast, the Group generated positive operating cash flows of RMB263,016 and RMB119,142 for the years ended December 31, 2024 and 2025, respectively. As of December 31, 2025, the Group had working capital of RMB171,184, shareholders’ deficit of RMB702,234, and cash and cash equivalents, and restricted cash balance of RMB561,304. As of December 31, 2025, the Group also had outstanding borrowings of RMB187,631 due in the next 12 months, and other current liabilities of RMB1,766,044, including accounts payable and accrued expenses and other current liabilities.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(a)   Basis of presentation (Continued)

Furthermore, under the equity financing agreements signed in 2020 (Note 10) between 1 Pharmacy Technology and its investors, the investors have the rights to request Yao Wang to redeem all or part of their equity at the price of the investment cost plus annual interest rate of 6%. As of December 31, 2025, redeemable non-controlling interests amounting to RMB188,964 are classified as accrued expenses and other current liabilities; RMB935,917 classified as redeemable non-controlling interests where significant majority of the investors signed the share repurchase agreements or commitments with Yao Wang in 2024 and 2025, to agree not to exercise their redemption rights within certain agreed period of times.

Management intends to mitigate the substantial doubt about the Group’s ability to continue as a going concern through the following plans and actions:

●	The Group has been actively communicating with redeemable non-controlling interest holders to reschedule the repayments or restructure the redemption obligations. Following communication with these holders in 2024 and 2025, the Group signed share repurchase agreements or commitments with all non-controlling interest holders, under which the principal amount of RMB282,176 has been paid as a result of the holders exercising their redemption rights. Certain of these holders with carrying amount of RMB249,814 as of December 31, 2025 and the accumulated interests will be due on June 30, 2026 if the holders exercise their redemption rights. Similarly, certain of these holders with carrying amount of RMB686,103 as of December 31, 2025 and the accumulated interests will be due on September 30, 2026 if the holders exercise their redemption rights subject to a 90-day advance notice. As of the date of issuance of the financial statements, the Group has signed additional share repurchase agreements or commitments with non-controlling interest holders representing 57.15% of the total remaining principal amount, extending the due date of the remaining redemption obligations by another year, if the holders exercise their redemption rights. Pursuant to these agreements or commitments, in the event that 1 Pharmacy Technology proceeds with an IPO, the unredeemed portions will be entitled to a proportionate share of the listing proceeds in accordance with their equity interests.
●	The Group has been actively evaluating strategic capital restructuring initiatives, including potential mergers and acquisitions opportunities, to enhance its competitive positioning in the market and optimize its capital structure for long-term value creation.
●	Management has consistently secured bank loan facilities to support its daily operations. The Group has entered into a Master Guarantee Facility Agreement with a bank that provides a committed credit facility up to RMB100,000, which is guaranteed through March 2030. Pursuant to the agreement, an undrawn balance of RMB10,000 is available for use as of the date of issuance of the financial statements. Additionally, the Group has entered into another credit facility agreement with a bank that provides borrowing up to RMB30,000, which expires in October 2028, and as of the date of issuance of the financial statements, RMB20,000 of this facility remains available.
●	Management has taken variety of initiatives to improve the Group’s liquidity and financial position, including utilizing the supplier chain financings arrangement, as well as continuing efforts to achieve margin expansion and implement cost reduction program. As a result, the Group generated positive operating cash flows of RMB119,142 for the year ended December 31, 2025.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(a)   Basis of presentation (Continued)

Based on the above actions, management believes it has plans in place that, if successfully implemented, will provide the Group with adequate resources to meet its obligations as they come due for at least twelve months from the date of issuance of these financial statements. Accordingly, the management has prepared the consolidated financial statements on the going concern basis. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts, or to the amounts and classification of liabilities, that might be necessary if the Group does not continue as a going concern.

However, should the Group not be able to reschedule the potential repayments or restructure its redemption obligations to the remaining controlling interest holders as of the date of the issuance of the financial statements, the Group will need to raise additional funds or reduce expenditures to continue as a going concern. These conditions raise substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the financial statements are issued. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts, or to the amounts and classification of liabilities, that might be necessary if the Group does not continue as a going concern.

The consolidated financial statements include the financial statements of the Company, its subsidiaries, former VIE and former VIE’s subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.

The Group evaluates the need to consolidate certain former VIE in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or the entity is structured with disproportionate voting rights, and substantially all of the activities are conducted on behalf of an investor with disproportionately few voting rights.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses or has the rights to receive benefits that are potentially significant to the entities.

(b)Basis of consolidation

As of the commence date of the Group, as a foreign-invested company engaged in Internet-based businesses, the Group is subject to significant restrictions under current PRC laws and regulations, specifically the Company and its PRC subsidiary, 1 Pharmacy Technology, are both restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Company conducts the online operations principally through Yihao Pharmacy Chain via Yihao Pharmacy. Yihao Pharmacy Chain holds the licenses necessary to conduct the internet-related operations of 1 Medicine Marketplace and 1 Pharmacy in China. The foreign party investing in e-commerce business, as a type of value-added telecommunication services, has been allowed to hold up to 100% of the equity interests of the Foreign-Invested Telecommunications Enterprises (FITE) in 2015. Yihao Pharmaceutical Chain operates e-commerce business, which falls within the scope of online data processing and transaction processing (operating e-commerce), and therefore 111, Inc. is allowed to hold 100% of its equity.

Prior to the reorganization in February 2022, since the Company does not have any equity interests in Yihao Pharmacy, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary, 1 Pharmacy Technology, entered into a series of contractual arrangements with Yihao Pharmacy and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Yihao Pharmacy shareholders’ equity interests in it. Details of the key agreements entered into between 1 Pharmacy Technology, Yihao Pharmacy and each of its two individual shareholders nominated by the Founders (“Nominees”) in September 2013 are as follows:

Exclusive Option Agreement: Under the exclusive option agreement, the Nominees granted an irrevocable assets and equity option to 1 Pharmacy Technology, that entitles 1 Pharmacy Technology or its designated entity or individual to acquire all or a portion of the assets owned by Yihao Pharmacy and its subsidiaries and all the equity interests held by nominees in Yihao Pharmacy and its subsidiaries at its sole discretion, at zero price or the lowest price permitted under PRC laws then in effect. The option may be exercised by 1 Pharmacy Technology or its designee. The exclusive option agreement remains effective for the same period as the exclusive support service agreement.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b)Basis of consolidation (Continued)

Proxy Agreement: Under the shareholder voting right proxy agreement, the Nominees irrevocably grant any person designated by 1 Pharmacy Technology the power to exercise all voting rights. This Agreement may not be terminated without the consent of 1 Pharmacy Technology, which may unilaterally terminate the agreement, by giving a thirty (30) day prior written notice to the Nominees. The proxy agreement remains in force for the same period as the exclusive support services agreement.

In February 2022, 1 Pharmacy Technology purchased equity interests in Yihao Pharmacy from its shareholders, Mr. Yue Xuan and Ms. Jing Liu, at fair value; and, as a results, the contractual arrangements of VIE were terminated. Following such transaction, all of the former VIEs became the Company’s subsidiaries in which the Company had direct equity ownership.

The agreements that transfer economic benefits to the Company include:

Equity Pledge Agreement: Under the equity pledge agreement, all of the equity interest in Yihao Pharmacy were pledged to 1 Pharmacy Technology to guarantee the performance of the obligations of Yihao Pharmacy and Nominees under the exclusive support services agreement, the proxy agreement, the exclusive option agreement, and repayment of all accounts payable to 1 Pharmacy Technology from time to time. If the Nominees or Yihao Pharmacy breach their respective contractual obligations, 1 Pharmacy Technology, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the equity pledge agreement, the Nominees shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Yihao Pharmacy without the prior written consent of 1 Pharmacy Technology. The equity pledge right enjoyed by 1 Pharmacy Technology will expire when the Nominees and Yihao Pharmacy have fully performed their respective contractual obligations, including but not limited to pay services fees to the 1 Pharmacy Technology under the exclusive support services agreement, authorize the 1 Pharmacy Technology to act as its attorney-in fact to exercise shareholders’ rights of Nominees under the proxy agreements, grant exclusive option to the 1 Pharmacy Technology or any third party designated by 1 Pharmacy Technology to purchase all or part of their respective equity interests at the lowest price permitted by law under the exclusive option agreements, and repay all accounts payable to 1 Pharmacy Technology.

Exclusive Support Service Agreement: Pursuant to the exclusive support service agreement, 1 Pharmacy Technology provides Yihao Pharmacy with a series of technical support services and is entitled to receive related fees. This agreement shall be in full force and effective until Yihao Pharmacy’s valid operation term as stated on business license expires. During the term of this agreement, 1 Pharmacy Technology shall be the exclusive provider of the services. Yihao Pharmacy shall not seek or accept similar services from other providers without the prior written approval of 1 Pharmacy Technology. The agreement will remain effective for ten years and will be automatically extended for another ten years thereafter, unless 1 Pharmacy Technology terminates the agreement or it is terminated in advance pursuant to other provisions of the agreement such as bankruptcy of one party or one party’s failure to perform its obligation for more than six consecutive months due to a force majeure event.

In September 2019, exclusive support services agreements with each of the variable interest entities were amended, pursuant to which, the variable interest entities agree to pay service fees in an amount equivalent to the balance calculated as 3% of quarterly revenue (exclusive of revenue from related parties) of the variable interest entities on a quarterly basis. 1 Pharmacy Technology has the right to delay or waive payment of service fees at its discretion and the service fee level is subject to adjustment at any time upon mutual agreement between 1 Pharmacy Technology and the variable interest entities.

Similar contractual agreements were also entered into by 1 Pharmacy Technology, Yihao Pharmaceutical Chain and Yao Wang, and their respective shareholders in September 2013 and September 2019.

US GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(b)Basis of consolidation (Continued)

The irrevocable power of attorney has conveyed all shareholder rights held by the former VIE’s shareholders to 1 Pharmacy Technology, including the right to appoint board members who nominate the general managers of the former VIE to conduct day-to-day management of the former VIE’s businesses, and to approve significant transactions of the former VIE. In addition, the exclusive option agreements provide 1 Pharmacy Technology with a substantive kick-out right of the former VIE’s shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the former VIE at zero price or the lowest price permitted under PRC laws then in effect. In addition, through the exclusive support services agreements, the Company established the right to receive benefits from the former VIE that could potentially be significant to the former VIE, and through the equity pledge agreement, the Company has, in substance, an obligation to absorb losses of the former VIE that could potentially be significant to the former VIE.

The Group believes that there are no assets held in the former VIE that can be used only to settle obligations of the former VIE, except for registered capital and the PRC statutory reserves. As the former VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the former VIE do not have recourse to the general credit of the Company for any of the liabilities of the former VIE.

The following financial information of the former VIE and its subsidiaries were the amounts after elimination of intercompany transactions and balances.

As of December 31, 2021, the former VIE and former VIE’s subsidiaries accounted for an aggregate of 36% of the consolidated total assets and the consolidated total liabilities. The former VIE and its subsidiaries contributed 41% of the Group’s consolidated revenue for the year ended December 31, 2021. The former VIE and its subsidiaries accounted for 22% of the Group’s consolidated operating cash inflow, 30% of the Group’s consolidated investing cash outflow, and 18% of the Group’s consolidated financing cash inflow for the year ended December 31, 2021.

For two months ended February 28, 2022, the former VIE and its subsidiaries did not contribute materially to the Group’s consolidated revenues, total assets and total liabilities, operating cash outflow.

(c)   Use of estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include estimating current expected credit losses on accounts receivable balances, inventory net realizable value, and assumptions used in valuation of share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(e)   Restricted cash

Restricted cash mainly represents the Group’s deposits to the banks as a form of security with respect to the Group’s debt. The cash held as deposits in the bank are not available to fund the general operating purposes of the Group.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(f)   Short-term investments

Short-term investments include (i) structured deposits from commercial banks with guaranteed principal and variable interest rates indexed to the performance of underlying assets and with maturities of one year or less; (ii) fund products purchased from certain financial institutions with maturities of one year or less. The Group classifies the short-term investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Short-term investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Short-term investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value with the unrealized gains or losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity (deficit). The Group has no intent to hold the debt securities till maturity or may sell the debt securities in response to the changes in economic conditions and classified all short-term investments as available-for-sale debt securities as of December 31, 2024 and 2025.

Credit-related impairment is measured as the difference between the debt security’s amortized cost basis and the present value of expected cash flows and is recognized as an allowance on the balance sheet with a corresponding adjustment to earnings. The allowance should not exceed the amount by which the amortized cost basis exceeds fair value. As of December 31, 2024 and 2025, the fair value of the Group’s available-for-sale debt securities is approximate their amortized cost amounting to RMB nil and RMB50,031, respectively. The Group did not identify any factors that are indicative of impairment with respect to its available-for-sale debt securities.

(g)   Accounts receivable, net

Accounts receivable mainly consists of amounts due from the Group’s customers, which is recorded net of allowance for credit losses.

The Group accounted for current expected credit losses (“CECL”) model in accordance with ASC topic 326, Financial Instruments – Credit Losses. The Group monitors the estimated credit losses based on historical experience, the age of the accounts receivable balances, credit quality of its customers, economic conditions, and other factors that may affect its ability to collect from customers and the impact of CECL is not material for the years ended December 31, 2023, 2024 and 2025.

Total allowance for
credit losses
Balance at December 31, 2023	4,282
Credit loss expense	(519)
Write-offs	(540)

Balance at December 31, 2024	3,223
Credit loss expense	3,181
Write-offs	(49)

Balance at December 31, 2025	6,355

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(h)   Inventories

Inventories, consisting of products available for sale, are accounted for using the weighted average cost method, and are valued at lower of cost or the net realizable value. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving or damaged products, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of products sold in the consolidated statements of comprehensive loss.

(i)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. The renovations, betterments and interest cost incurred during construction are capitalized. Property and equipment are depreciated at their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive loss as the difference between the net sales proceeds and the carrying amount of the underlying asset. Accumulated depreciation was RMB79,196 and RMB80,183 as of December 31, 2024 and 2025, respectively. Depreciation expense was RMB20,769, RMB16,152 and RMB11,272 for the years ended December 31, 2023, 2024 and 2025, respectively. There was no interest cost capitalized during the years ended December 31, 2023, 2024 and 2025.

(j)   Intangible assets

Intangible assets mainly consist of externally purchased software and licenses. Software is amortized over an estimated useful life of ten years on a straight-line basis. Licenses are amortized over the remaining estimated useful life on a straight-line basis. Accumulated amortization was RMB10,458 and RMB14,903 as of December 31, 2024 and 2025, respectively. Amortization expense was RMB1,011, RMB815 and RMB568 for the years ended December 31, 2023, 2024 and 2025, respectively.

(k)   Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended December 31, 2023, 2024 and 2025, there was no impairment recognized for the Group’s long-lived assets.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(l)   Revenue recognition

The Group follows five steps for its revenue recognition under Accounting Standard Codification (“ASC”)606:

●Step 1: Identify the contract (s) with a customer
●Step 2: Identify the performance obligations in the contract
●Step 3: Determine the transaction price
●Step 4: Allocate the transaction price to the performance obligations in the contract
●Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group’s revenue is reported net of discounts, value added tax and related surcharges. The primary sources of the Group’s revenues are as follows:

Product revenues

The Group recognizes revenues from the sale of medicines, healthcare products and other wellness merchandise through its online platforms, including its internet website 1 Medicine Marketplace, cellular phone application, other online channels and its offline pharmacies mainly to individual consumers (the “B2C Business”). The Group also generates revenues from the sale of medicines to its pharmacy customers mainly through the online platform 1 Pharmacy (the “B2B Business”).

Under both B2C Business and B2B Business, revenues from product sales are recognized at the point in time when the delivery is made and when title and risk of loss transfers to the consumers and pharmacy customers. Revenues are measured at the amount of consideration the Group expects to receive in exchange for transferring products to consumers and pharmacy customers (“transaction price”). The Group provides the right of return in circumstances when there is packing or delivery damage or other quality problems identified which is considered to be a form of variable consideration. The Group estimates sales returns based on historical experience and based on such, the amount of sales returns accrual was insignificant as of December 31, 2023, 2024 and 2025.

The Group voluntarily provides discount coupons through its websites during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group’s platforms. The coupons are recorded as a reduction of revenue at the time of use.

Under both B2B and B2C Businesses the Group utilizes delivery service providers to deliver products to its consumers and pharmacy customers (“shipping activities”), but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers and pharmacy customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers and pharmacy customers, but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(l)   Revenue recognition (Continued)

Product revenues (Continued)

Product revenues are recorded net of surcharges and value added tax (“VAT”) ranging from 0% to 13% for different kinds of products based on the sales amount. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group records revenues on a gross basis because the Group controls the products before they are transferred to the consumers and pharmacy customers determined on the basis that: (1) the Group is primarily responsible for fulfilling its promise to deliver the specified products to consumers and pharmacy customers; (2) the Group has inventory risk before the specified products are transferred to a consumers and pharmacy customers or after transfer of control to the consumers and pharmacy customers, and (3) the Group has discretion in establishing the price for the specified products.

Service revenues

Service revenues primarily consist of fees charged to third-party marketplace sellers for whom the Group acts as an agent to facilitate the marketplace sellers’ online sales of their products through the online platforms 1 Medicine Marketplace and 1 Pharmacy, which is referred to as marketplace service (“MP”) revenue. The Group has determined it is not the principal in the arrangement as it is not responsible to fulfill the order for the specified products, it does not bear the inventory risk for the products, nor does it have the ability to establish prices. The Group also provided digital marketing service, and supply chain management to customers (collectively referred to “other services”), which it recognizes over time when the customer simultaneously receives and consumes the benefits provided by the Group’s performance, or recognize at a point in time when the customer obtains control of the goods and services.

Contract balances

Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and the unconditional right to payment.

The estimated inventories in-transit relating to estimated returns are contract assets included in inventories.

Contract liabilities consist of advance payments, which were recorded in accrued expenses and other current liabilities.

(m)   Cost of products sold

Cost of products sold consists of the purchase price of products and inbound shipping charges. The Group periodically receives rebates from certain vendors in the form of cash or credits. The Group accounts for the rebates as a reduction to the price the Group pays for the products purchased and therefore records such amounts as a reduction of cost of products sold and inventory when recognized in the financial statements. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistics staff, logistics centers rental expenses and depreciation expenses. Therefore, the Group’s cost of products sold may not be comparable to other companies which include such expenses in their cost of products.

(n)   Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, depreciation expenses, shipping and handling expenses, and packaging expenses.

(o)   Selling and marketing expenses

Selling and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials.

Advertising expenses are charged to the statements of comprehensive loss in the period incurred. The amounts of advertising expenses incurred were RMB35,684, RMB52,213 and RMB32,432 for the years ended December 31, 2023, 2024 and 2025, respectively.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(p)   Technology expenses

Technology expenses primarily consist of technology infrastructure expenses, payroll, bonus and benefits of the employees, and costs associated with the computer, storage and telecommunications infrastructure for use in technology department.

For internal and external use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. The amount of the Group’s technology expenses qualifying for capitalization has been insignificant, and as a result, all development costs incurred for development of internal used software have been expensed as incurred.

(q)   General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for corporate employees, legal, finance, rental expenses and other corporate overhead costs.

(r)   Government grants

Government grants represent rewards provided by the relevant PRC government authorities to the Group for tax refunds and support for investment in certain local districts, which are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received or when all the conditions for their receipts have been satisfied. Government grants recognized were RMB7,463, RMB7,587 and RMB6,399 for the years ended December 31, 2023, 2024 and 2025, respectively, which were recorded in other operating income (expenses), net.

(s)   Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group applies the provisions of ASC Topic 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to, as a policy, classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive loss. The Group does not have any unrecognized tax benefits for the years ended December 31, 2023, 2024 and 2025.

(t)   Value added taxes

The Group’s PRC subsidiaries are subject to VAT at rates ranged from 0% to 13% on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the products purchased by them. The VAT balance is recorded in other current assets or other current liabilities on the consolidated balance sheets.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(u)   Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of comprehensive loss, and other comprehensive loss includes foreign currency translation adjustments and fair value changes of available-for-sale debt securities.

(v)   Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company and Yao Wang is the United States dollar (“US dollar”). The functional currency of all the other significant subsidiaries and the former VIEs is RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive loss in the consolidated statements of shareholders’ equity (deficit).

(w)   Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable mainly consist of amounts receivable from B2B customers, product delivery service providers and payment processing service providers, which are all with relatively good collection history. There are no significant concentrations of credit risk.

Concentration of customers

There were no customers individually representing 10% or more of revenues for the years ended December 31, 2023, 2024 and 2025.

There were no customers accounted for 10% or more of balances of accounts receivable as of December 31, 2024 and 2025.

(x)   Foreign currency risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB430,274 and RMB489,170, which were denominated in RMB, as of December 31, 2024 and 2025, respectively.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(y)   Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

The estimated fair value of the Group’s financial instruments of which the inputs used to value are classified as Level 2 and are not reported at fair value, including cash and cash equivalents, restricted cash, short - term investment, accounts receivable, other current assets, accounts payable, short-term borrowings, other current liabilities, approximates their carrying value due to their short-term nature.

As of December 31, 2024 and 2025, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is mainly related to short-term investments, wealth management products amounting to RMB nil and RMB50,031, respectively.

The fair values of wealth management products are the redemption price provided by the investment bank or fund company that sells such financial products. There are observable and market-based inputs but not quoted prices in active markets for identical assets. If statements are not available, the Group will measure fair value using valuation techniques that use current market-based parameters, such as currency rates. The total gain recognized for change in fair values of short-term investments is RMB4,166, RMB1,217 and RMB646 for the years ended December 31, 2023, 2024 and 2025.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(z)   Share-based compensation

The Group grants share options and restricted share units of the Company and its subsidiary to eligible employees and a few non-employees and accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

Share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using straight-line vesting method over the requisite service period, which is the vesting period. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. A cancellation of an award that is not accepted by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a refund for no consideration. Correspondingly, any previously unrecognized compensation cost shall be recognized at the cancellation date.

The Black Scholes option pricing model is applied in determining the estimated fair value of the options granted to employees. Market approach or income approach is applied in determining the fair value of the restricted shares of limited liability partnerships (“LLPs”).

The Group estimates the Company’s subsidiary’s enterprise value for purposes of recording share-based compensation, and the information considered by the Company mainly include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, discount rates, and liquidity factors.

The compensation expense for the awards with performance conditions is based upon the Group’s judgement of likely future performance and may be adjusted in future periods depending on actual performance.

(aa) Treasury shares

Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. The repurchased shares are presented as “treasury shares” on the consolidated balance sheets. Repurchased shares were reserved for the share settlement upon share option exercises or Restricted Stock Unit (“RSU”) vests.

(ab) Loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group has stock options and restricted share units, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per share, the effect of the stock options and restricted share units is computed using the treasury stock method. Ordinary share equivalents are excluded from the computation of the diluted loss per share in years when their effect would be anti-dilutive.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ac) Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker (the “CODM”) has been identified as the Co-Chairmen and Chief Executive Officer, who reviews the segment information when making decisions about allocating resources and assessing performance of the Group. The Group classifies its operations into two segments: B2C segment and B2B segment whereby the B2C business represents revenue generated from individual consumers while B2B business represents revenue generated from corporate customers. There are no internal revenue transactions between the reportable segments. The Group does not distinguish expenses (i.e. operating expenses and other expenses) between segments in its internal reporting, and reports expenses by nature as a whole. For segment reporting purposes, the Group’s CODM evaluates segment performance based on segment profit. Cost of product sold is the only significant expense regularly provided to the CODM and included in the measurement of segment profit. Operating expenses and other expenses are managed and reviewed on a consolidated basis only and are not allocated to individual segments.

As a result, the Group does not allocate or disclose certain expense details by segment. Furthermore, the Group’s CODM is not provided with asset information by segment. As such, no asset information by segment is presented. The information of segment reporting is presented consistently for the years ended December 31, 2023, 2024 and 2025. The following tables summarize the Group’s product revenues and segment profit generated by its segments.

	Years Ended December 31,
	2023	2024	2025
B2C segment
Product revenues	357,975	261,197	223,217
Service revenues	19,388	16,900	11,601
Cost of products sold*	(297,979)	(214,403)	(190,936)
Segment profit for B2C Business	79,384	63,694	43,882

B2B segment
Product revenues	14,483,935	14,033,543	12,247,430
Service revenues	86,831	89,609	73,775
Cost of products sold*	(13,801,172)	(13,357,617)	(11,641,681)
Segment profit for B2B Business	769,594	765,535	679,524

Total segment profit	848,978	829,229	723,406
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ac) Segment reporting (Continued)

The following is a reconciliation of the reportable segments’ measures of profit or loss to the Group’s consolidated loss before income taxes:

	Years Ended December 31,
	2023	2024	2025

Total profit for reportable segments	848,978	829,229	723,406
Unallocated amounts:
Fulfillment expenses	(400,538)	(381,035)	(345,222)
Selling and marketing expenses	(448,387)	(313,897)	(258,643)
General and administrative expenses	(224,202)	(70,907)	(69,459)
Technology expenses	(124,341)	(69,635)	(60,391)
Other operating (expenses) income, net	(1,607)	8,359	7,932
Interest income	8,834	7,041	3,885
Interest expense	(20,141)	(28,331)	(35,572)
Foreign exchange gain (loss)	610	(909)	480
Other income (loss), net	7,612	(595)	11,082
Loss before income tax	(353,182)	(20,680)	(22,502)

Revenues from different product groups and services are as follows:

	Years Ended December 31,
	2023	2024	2025
Product Revenues	14,841,910	14,294,740	12,470,647
Drugs	13,883,055	13,398,162	11,649,921
Nutritional supplements	631,122	550,464	434,685
Medical supplies and devices	157,504	144,282	152,351
Other products	170,229	201,832	233,690
Service Revenues	106,219	106,509	85,376
MP Service	70,271	65,536	56,749
Other Services	35,948	40,973	28,627
Total	14,948,129	14,401,249	12,556,023

(ad) Leases

Under ASC Topic 842, Leases (“ASC 842”), the Group determines if a contract is or contains a lease at the inception of the contract, and the Group classifies that lease as a finance lease if it meets certain criteria or as an operating lease when it does not.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Group’s IBR is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located. Current maturities and long-term portions of operating lease liabilities are classified as accrued expenses and other current liabilities and long-term operating lease liabilities, respectively, in the consolidated balance sheets.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ad) Leases (Continued)

The ROU asset is measured at the amount of the lease liability with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group and lease incentives. The Group evaluates the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group.

The Group’s leases include offices and warehouses which are all classified as operating leases with fixed lease payments, or minimum payments, as contractually stated in the lease agreement. For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of comprehensive loss and cash flows.

(ae) Non-controlling interests

For the Company’s consolidated subsidiaries and former VIE, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

(af) Redeemable non-controlling interest

The Group classifies the redeemable non-controlling interest as mezzanine equity as the non-controlling interest is redeemable upon the occurrence of an event not solely within the control of the Group.

Due to the probability of being redeemed, the Group adjusts the carrying amount of the mezzanine equity to equal the redemption value at the end of each reporting period as if it was the redemption date for the redeemable non-controlling interest. The balance of the redeemable non-controlling interest is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling interest’s share of earnings or losses and other comprehensive income or loss, or its estimated redemption value. The resulting changes in the estimated redemption amount (increases or decreases) are recorded in net loss or profit attributable to non-controlling interests. These interests are presented on the consolidated balance sheets outside of equity under the caption “Redeemable non-controlling interest”.

According to ASC 480, if a financial instrument will be redeemed only upon the occurrence of a conditional event, redemption of that instrument is conditional and, therefore, the instrument does not meet the definition of mandatorily redeemable financial instrument. The financial instrument would be assessed at each reporting period to determine whether circumstances have changed such that the instrument now meets the definition of a mandatorily redeemable instrument (that is, the event is no longer conditional). If the event has occurred, the condition is triggered, or the event has become certain to occur, the financial instrument is reclassified as a liability.

(ag) Recently issued accounting pronouncements

In November 2024, the FASB issued ASU No. 2024-03: Income Statement – Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure of qualitative and quantitative information about certain costs and expenses in the notes to the financial statements on an interim and annual basis. The amendments in this ASU are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company’s management is evaluating the impact this guidance will have on its consolidated financial statements and disclosures.

2.SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(ag) Recently issued accounting pronouncements (Continued)

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Company’s management is evaluating the impact this guidance will have on its consolidated financial statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company’s management is evaluating the impact this guidance will have on its consolidated financial statements and disclosures.

(ah) Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. This ASU is effective for annual periods beginning after December 15, 2024. Adoption of this ASU should be applied on a prospective basis. Early adoption is permitted. The Company adopted by using prospective method. The Company’s adoption of this standard did not have a material impact on its consolidated financial statements.

(ai) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of 6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2025, or at any other rate.

(aj) Structured payment arrangements

Reverse factoring arrangements

In 2021, the Group entered into a structured payment arrangement with a bank (“reverse factoring arrangement”). Under the reverse factoring arrangement, certain suppliers were able to put their receivables from the Group to the bank for early payment. The structured payment arrangement has ended on June 2024. In September and October 2025, the Group entered into a new structured payment arrangement with banks with the same reverse factoring arrangement with nine months and eleven months, respectively. Under this reverse factoring arrangement agreement, the principal amount of financing shall not exceed RMB 90,000 and RMB 30,000, respectively. Factoring fees are charges directly by the banks to the respective counterparties.

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aj) Structured payment arrangements (Continued)

Reverse factoring arrangements (Continued)

As a result of the reverse factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank. The agreement does not require that the entity provide assets pledged as security for the reverse factoring arrangement. The proceeds from the bank used to settle the payables and subsequent repayments to the bank are considered financing activities and reported as “Proceeds from other financing activities” and “Repayment for other financing activities” on the consolidated statements of cash flows, respectively. The interest expense charged from the bank in 2024 and 2025 at annual rate of 4.35% and nil, respectively is recorded in interest expense in the consolidated statements of comprehensive loss.

As of December 31, 2024 and 2025, the outstanding confirmed amount from the reverse factoring arrangements were RMB nil and RMB 19,800 respectively, which is repayable within one year and are included in “Accrued expenses and other current liabilities” on the consolidated balance sheets. The Group does not intend to renew the reverse factoring arrangement upon the agreement expires. The rollforward of obligations under its reverse factoring arrangements for years ended December 31, 2024, and 2025, are as follows:

	As of December 31,
	2024	2025
The outstanding confirmed amount at the beginning of the year	98,109	—
The amount of obligation confirmed during the year	147,857	19,800
The amount of obligation paid during the year	(245,966)	—
The outstanding confirmed amount at the end of the year	—	19,800

Factoring program

In 2021, the Group entered into factoring agreement with recourse with a third-party financial institution, pursuant to which the institution will make an advance payment of accounts with credit term of 30 days typically. The term of the loan is mostly three months. The agreement requires that the entity provide RMB 2,000 as security deposit for the factoring arrangement, the factoring agreement ended in July 2, 2024. The interest rate charged from the institution was at annual rate of 8.5% in 2021, renewed in 2022 of 9%, renewed in 2023 of 10.5% and remained the same through the expiry of the agreement. In 2024, the Group entered into a new factoring agreement with recourse with a third - party financial institution, pursuant to which it transferred all legally held accounts receivable under the underlying contracts to the institution. The term of the loan is mostly six months. The agreement does not require the Group to provide any security deposit. Under this factoring agreement, the principal amount of financing shall not exceed RMB 30,000. The factoring fees charged from the institution were RMB 2,121 for the year ended December 31, 2024. The agreement has expired on February 2025.

The Group does not derecognize accounts receivable when receiving advance payment from the institution. The Group is required to pay the principal and interest to the institution on due. The proceeds from the institution used to settle the accounts receivable and subsequent repayment to the financial institution are considered financing activities and reported as “Proceeds from other financing activities” and “Repayment for other financing activities” on the consolidated statements of cash flows, respectively.

As of December 31, 2024 and 2025, the outstanding borrowings from the factoring arrangements were RMB30,000 and RMB nil, respectively, which is repayable within one year and are included in “Accrued expenses and other current liabilities” on the consolidated balance sheets. The rollforward of outstanding borrowing from the factoring arrangements for years ended December 31, 2024, and 2025, are as follows:

2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Continued)

(aj) Structured payment arrangements (Continued)

Factoring program (Continued)

	As of December 31,
	2024	2025
Outstanding borrowing at the beginning of the year	40,353	30,000
Borrowing received during the year	89,500	—
Borrowing repaid during the year	(99,853)	(30,000)
Outstanding borrowing at the end of the year	30,000	—

Guaranteed customer loans

Since 2022, the Group cooperated with a bank to provide a borrowing facility for its customers, who applied for loans directly with the bank. If the loans are approved by the bank, the proceeds, which represent the total order amount, are remitted to the Group by way of the customers’ entrustment. Customers repay the loan principal directly to the bank and the Group pays the loan interest at an annual interest rate, which is no more than 5.5%, within the shorter of borrowing period and 45 days. The agreement require that the entity provide RMB 10,000 as security for the factoring arrangement. Besides, the Group also provides guarantee to the bank with respect to its customers’ repayment of the loans. In the event that the customers default on the repayment, the Group must return the prepayments to the bank within a prescribed period of time. The substance of the arrangement is that the Group borrowed funds from the bank using the customers’ credit as collateral. The Group records the entire payment in “Accrued expenses and other current liabilities” on the consolidated balance sheets and recognize the interest expense as deduction of revenue in the consolidated statements of comprehensive loss.

For customer loans received directly from the bank, the Group determines this portion was classified as “Proceeds from other financing activities” in its statements of cash flows. During the credit term, constructive receipts and disbursements are recognized by recognizing the repayment of loans as “Repayment for other financing activities” and the receipt of order payment as an operating cash inflow. The rollforward of outstanding guaranteed customer loans for years ended December 31, 2024, and 2025, are as follows:

	As of December 31,
	2024	2025
Outstanding guaranteed customer loans at the beginning of the year	54,999	33,435
Guaranteed during the year	473,597	33,663
Repaid by customers during the year	(495,161)	(67,037)
Outstanding guaranteed customer loans at the end of the year	33,435	61